Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Aerospace & Defense - 25.0%
AeroVironment, Inc.*	171,160	$36,792,554
Archer Aviation, Inc., Class A*	5,487,215	17,284,727
BWX Technologies, Inc.	47,209	5,747,696
Elbit Systems Ltd. (Israel)	53,123	12,117,356
Kratos Defense & Security Solutions, Inc.*	2,964,682	67,357,575
Lockheed Martin Corp.	16,410	8,960,681
Rocket Lab USA, Inc.*	3,967,482	42,452,057
Total Aerospace & Defense		190,712,646

Automobile Components - 0.8%
Magna International, Inc. (Canada)	163,131	6,438,780

Automobiles - 15.3%
BYD Co. Ltd. (China)(a)	164,524	11,969,121
Tesla, Inc.*	419,468	104,804,080
Total Automobiles		116,773,201

Broadline Retail - 1.5%
Amazon.com, Inc.*	63,679	11,869,766

Diversified Telecommunication - 6.1%
Iridium Communications, Inc.	1,580,398	46,353,073

Electric Utilities - 1.3%
Oklo, Inc.*	459,811	10,327,355

Electronic Equipment, Instruments & Components - 5.9%
Teledyne Technologies, Inc.*	22,609	10,294,330
Trimble, Inc.*	570,422	34,510,531
Total Electronic Equipment, Instruments & Components		44,804,861

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	19,188	9,667,682

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C	94,040	16,239,768

Machinery - 8.4%
3D Systems Corp.*	2,373,412	7,120,236
Caterpillar, Inc.	21,108	7,940,829
Deere & Co.	61,474	24,877,913
Komatsu Ltd. (Japan)(a)	896,319	23,286,368
Markforged Holding Corp.*	198,648	874,051
Total Machinery		64,099,397

Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp. (Canada)	200,421	10,465,985

Passenger Airlines - 3.7%
Blade Air Mobility, Inc.*†	5,251,995	18,880,922
Joby Aviation, Inc.*	1,943,193	9,327,326
Total Passenger Airlines		28,208,248

Semiconductors & Semiconductor Equipment - 17.0%
Advanced Micro Devices, Inc.*	118,081	17,011,930
NVIDIA Corp.	124,107	16,476,445
QUALCOMM, Inc.	63,056	10,263,625
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	123,018	23,439,850
Teradyne, Inc.	584,080	62,035,137
Total Semiconductors & Semiconductor Equipment		129,226,987
Investments	Shares	Value

Software - 9.8%
ANSYS, Inc.*	18,564	$5,948,091
Aurora Innovation, Inc.*	2,041,891	10,607,624
Materialise NV (Belgium)*(a)	15,104	89,265
Palantir Technologies, Inc., Class A*	514,574	21,385,696
Synopsys, Inc.*	20,056	10,300,962
UiPath, Inc., Class A*	2,112,379	26,109,004
Total Software		74,440,642
Total Common Stocks
(Cost $884,411,809)		759,628,391
MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (b)
(Cost $2,702,927)	2,702,927	2,702,927
Total Investments–100.0%
(Cost $887,114,736)		762,331,318
Liabilities in Excess of Other Assets–(0.0)%(c)		(321,491)
Net Assets–100.0%		$762,009,827

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2024.
(c)	Less than 0.05%

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Common Stock — 2.5%
Passenger Airlines — 2.5%
Blade Air Mobility, Inc.
17,534,702	1,710,878	(1,819,197)	(80,846)	1,535,385	–	–	5,251,995	18,880,922
$17,534,702	$1,710,878	$(1,819,197)	$(80,846)	$1,535,385	$–	$–	5,251,995	$18,880,922

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$759,628,391	$–	$–	$759,628,391
Money Market Fund	2,702,927	–	–	2,702,927
Total	$762,331,318	$–	$–	$762,331,318

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.